Fair Value Measures Schedule Of Estimated Fair Value Of Senior Notes (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Senior notes, fair value	$ 2.13	$ 1.44
Senior note, carrying amount	$ 1.96	$ 1.35